Preferred Shares (Details) - Schedule of preferred shares issued and outstanding - shares	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2021	Jan. 01, 2018
Preferred Units [Line Items]
Number of Shares		69,318,224	69,318,224
Series A1 Preferred [Member]
Preferred Units [Line Items]
Number of Shares			31,357,306
Shareholders	Ashmore Global Special Situations Fund 4 and Fund 5 Limited Partnership (“Ashmore”) and International Finance Corporation (“IFC”)
Series B1 Preferred [Member]
Preferred Units [Line Items]
Number of Shares			15,649,083
Shareholders	Ashmore Cayman SPC Limited (“Ashmore Cayman”) and IFC
Series EEL Preferred [Member]
Preferred Units [Line Items]
Number of Shares			22,311,516
Shareholders	Evergreen Ever Limited (“EEL”)